Annual Fund Operating Expenses	Nov. 30, 2021
Delaware Emerging Markets Fund | Class A
Operating Expenses:
Management fees	1.13%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.21%	[1]
Total annual fund operating expenses	1.59%
Fee waivers and expense reimbursements	(0.11%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.48%
Delaware Emerging Markets Fund | Class C
Operating Expenses:
Management fees	1.13%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.21%	[1]
Total annual fund operating expenses	2.34%
Fee waivers and expense reimbursements	(0.11%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.23%
Delaware Emerging Markets Fund | Class R
Operating Expenses:
Management fees	1.13%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.21%	[1]
Total annual fund operating expenses	1.84%
Fee waivers and expense reimbursements	(0.11%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.73%
Delaware Emerging Markets Fund | Institutional Class
Operating Expenses:
Management fees	1.13%
Distribution and service (12b-1) fees	none
Other expenses	0.21%	[1]
Total annual fund operating expenses	1.34%
Fee waivers and expense reimbursements	(0.11%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.23%
Delaware Emerging Markets Fund | Class R6
Operating Expenses:
Management fees	1.13%
Distribution and service (12b-1) fees	none
Other expenses	0.10%	[1]
Total annual fund operating expenses	1.23%
Fee waivers and expense reimbursements	(0.09%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.14%
Delaware International Small Cap Fund | Class A
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.38%	[3]
Total annual fund operating expenses	1.48%
Fee waivers and expense reimbursements	(0.11%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.37%
Delaware International Small Cap Fund | Class C
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.38%	[3]
Total annual fund operating expenses	2.23%
Fee waivers and expense reimbursements	(0.11%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.12%
Delaware International Small Cap Fund | Class R
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.38%	[3]
Total annual fund operating expenses	1.73%
Fee waivers and expense reimbursements	(0.11%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.62%
Delaware International Small Cap Fund | Institutional Class
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.38%	[3]
Total annual fund operating expenses	1.23%
Fee waivers and expense reimbursements	(0.11%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.12%
Delaware International Small Cap Fund | Class R6
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.28%	[3]
Total annual fund operating expenses	1.13%
Fee waivers and expense reimbursements	(0.13%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.00%
Delaware International Value Equity Fund | Class A
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.22%	[5]
Total annual fund operating expenses	1.32%	[6]
Fee waivers and expense reimbursements	(0.19%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.13%
Delaware International Value Equity Fund | Class C
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.22%	[5]
Total annual fund operating expenses	2.07%	[6]
Fee waivers and expense reimbursements	(0.19%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.88%
Delaware International Value Equity Fund | Class R
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.22%	[5]
Total annual fund operating expenses	1.57%	[6]
Fee waivers and expense reimbursements	(0.19%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.38%
Delaware International Value Equity Fund | Institutional Class
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.22%	[5]
Total annual fund operating expenses	1.07%	[6]
Fee waivers and expense reimbursements	(0.19%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.88%
Delaware International Value Equity Fund | Class R6
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.15%	[5]
Total annual fund operating expenses	1.00%	[6]
Fee waivers and expense reimbursements	(0.19%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.81%

[1]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[2]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.23% of the Fund’s average daily net assets for all share classes other than Class R6, and 1.14% of the Fund’s Class R6 shares’ average daily net assets, from March 30, 2022 through March 31, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[3]	“Other expenses” for Class R6 shares are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”
[4]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.12% of the Fund’s average daily net assets for all classes other than Class R6, and 1.00% of the Fund’s Class R6 shares’ average daily net assets, from March 30, 2022 through March 31, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[5]	“Other Expenses” for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a Share Class.”
[6]	The Total annual operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the waiver of certain expenses related to the merger of Delaware International Fund into the Fund.
[7]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.88% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.81% of the Fund's Class R6 shares' average daily net assets, from March 30, 2022 through March 31, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.